Information About the Plan's Funded Status and Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation
Beginning of year	$ (3,897)	$ (3,246)
Service cost	(341)	(294)
Interest cost	(191)	(139)
Actuarial gain (loss)	187	(280)
Benefits paid	274	63
End of year	(3,968)	(3,897)
Change in fair value of plan assets
Beginning of year	4,485	3,947
Actual return on plan assets	(51)	351
Employer contribution	298	250
Benefits paid	(274)	(63)
End of year	4,458	4,485
Funded status at end of year	$ 490	$ 589